Shareholders' equity, capital distribution and earnings per share	12 Months Ended
Dec. 31, 2025
Share Capital, Reserves And Other Equity Interest [Abstract]
Shareholders' equity, capital distribution and earnings per share	Shareholders' equity, capital distribution and earnings per share

	Number of shares	NOK per value	NOK	USD

Share capital at 1 January 2025	2,792,781,230	2.5	6,981,953,075.00	1,051,693,005
Capital reduction	(235,973,718)	2.5	(589,934,295.00)	(56,222,940)

Share capital at 31 December 2025	2,556,807,512	2.5	6,392,018,780.00	995,470,065

	Number of shares	NOK per value	Common stock

Authorised and issued	2,556,807,512	2.5	6,392,018,780.00
Treasury shares
Share buy-back programme	(45,504,549)	2.5	(113,761,372.50)
Employees share saving plan	(11,031,933)	2.5	(27,579,832.50)

Total outstanding shares	2,500,271,030	2.5	6,250,677,575.00
Equinor ASA has only one class of shares and all shares have voting rights. The holders of shares are entitled to receive dividends as and when declared and are entitled to one vote per share at the annual general meeting of the company.
Dividend
During 2025, dividend for the third and for the fourth quarter of 2024 and dividend for the first and second quarter of 2025 were settled. Dividend declared but not yet settled is presented as dividends payable in the Consolidated balance sheet.
The Consolidated statement of changes in equity shows declared dividend in the period (retained earnings). Dividend declared in 2025 relates to the fourth quarter of 2024 and to the first three quarters of 2025.
On 3 February 2026, the board of directors proposed to the annual general meeting on 12 May 2026 a cash dividend for the fourth quarter of 2025 of USD 0.39 per share. The Equinor share will trade ex-dividend 13 May 2026 on the Oslo Børs and 15 May 2026 for ADR holders on the New York Stock Exchange. Record date will be 15 May 2026 and payment date will be 27 May 2026.

	At 31 December
(in USD million)	2025	2024

Dividends declared	3,787	7,802
USD per share or ADS	1.4800	2.8000

Dividends paid	4,791	8,578
USD per share or ADS	1.8100	3.0000
NOK per share	19.1552	32.1645
Accounting policies
Share buy-back
Where Equinor has either acquired own shares
under a share buy-back programme or has placed
an irrevocable order with a third party for Equinor
shares to be acquired in the market, such shares
are reflected as a reduction in equity as treasury
shares. The amount exceeding nominal share
capital is recognised as reduction in additional
paid-in capital until nil and thereafter as reduction
in retained earnings. Treasury shares are not
included in the weighted average number of
ordinary shares outstanding in the calculation of
Earnings per share. The remaining outstanding
part of an irrevocable order to acquire shares is
accrued for and classified as Trade and other
payables.
Share buy-back programme
The purpose of the share buy-back programme is to
reduce the issued share capital of the company. All
shares repurchased as part of the programme will be
cancelled. According to an agreement between Equinor
and the Norwegian state, the state will participate in
share buy-backs on a proportionate basis, ensuring that
its ownership interest in Equinor remains unchanged at
67%.
On 3 February 2026, the board of directors decided to
announce share buy-back for 2026 of up to USD 1.5
billion, subject to market outlook and balance sheet
strength.
The first tranche of up to USD 375 million of the 2026
share buy-back programme will commence on 5
February and end no later than 30 March 2026. This
tranche is based on the authorisation from the annual
general meeting in May 2025, valid until the next annual
general meeting, but no later than 30 June 2026.
Commencement of new share buy-back tranches after
the first tranche in 2026 will be decided by the board of
directors on a quarterly basis in line with the company’s
dividend policy and will be subject to board
authorisations for share buy-back from the company’s
annual general meeting and agreement with the
Norwegian state regarding share buy-back.

Number of shares	2025	2024

Share buy-back programme at 1 January	56,267,027	49,486,793
Purchase	67,108,849	76,186,948
Cancellation	(77,871,327)	(69,406,714)

Share buy-back programme at 31 December	45,504,549	56,267,027

Equity impact of share buy-back programmes

(in USD million)	2025	2024

First tranche	397	396
Second tranche	418	528
Third tranche	418	528
Fourth tranche	418	528
Total open market share	1,650	1,980

Norwegian state share1)	4,141	3,956

Total	5,791	5,936

1) Relates to second to fourth tranche of previous year programme and first tranche of current year programme.
Based on the authorisation from the annual general meeting on 14 May 2025, the board of directors has, on a quarterly basis, decided on share buy-back tranches. The 2025 programme was up to USD 5 billion, including shares to be redeemed from the Norwegian state.
During 2025, four tranches of in total USD 5 billion were launched, including shares to be redeemed from the Norwegian state. The market execution of the fourth tranche was completed in January 2026. As of 31 December 2025, USD 285 million of the fourth tranche had been purchased in the market, of which USD 271 million had been settled.
Due to an irrevocable agreement with a third party, the total market execution of the fourth tranche of USD 418 million has been recognised as reduction in equity.
In order to maintain the Norwegian state’s ownership share in Equinor, a proportionate share of the second, third and fourth tranche of the 2024 programme as well as the first tranche of the 2025 programme was redeemed and cancelled through a capital reduction by the annual general meeting on 14 May 2025. The Norwegian state’s share of USD 4,141 million (NOK 42.7 billion) following the capital reduction was settled in July 2025. A proportionate share of the second, third and fourth tranche of the 2025 programme as well as the first tranche of the 2026 programme will be redeemed and cancelled at the annual general meeting in May 2026.

Employees' share saving plan

Number of shares	2025	2024

Share saving plan at 1 January	8,987,375	8,884,668
Purchase	4,131,744	3,237,233
Allocated to employees	(2,087,186)	(3,134,526)

Share saving plan at 31 December	11,031,933	8,987,375
In 2025 and 2024 treasury shares were purchased to employees participating in the share saving plan for USD 99 million and USD 85 million, respectively. For further information, see note 8 Salaries and personnel expenses.

Earnings per share

Number of shares	2025	2024

Basic earnings per share
Net income (loss) attributable to shareholders of the company	5,043	8,806
Weighted average number of ordinary shares outstanding	2,593	2,821

Basic earnings per share (in USD)	1.94	3.12

Diluted earnings per share
Net income (loss) attributable to shareholders of the company	5,043	8,806
Weighted average number of ordinary shares outstanding, diluted	2,601	2,827

Diluted earnings per share (in USD)	1.94	3.11
Basic and diluted earnings per share amounts are calculated by dividing the Net income (loss) for the year attributable to shareholders by relevant weighted average number of ordinary shares outstanding during the year. Shares purchased to employees participating in the share saving plan is the only diluting element.